File Number 333-159446

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ] PRE-EFFECTIVE AMENDMENT NO.  2
[   ] POST-EFFECTIVE AMENDMENT NO.___

(Check appropriate box or boxes)

The Calvert Fund (Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Suite 1000N Bethesda, MD 20814 (Address of Principal Executive Offices)

800-368-2745 (Registrant's Telephone Number)

William M. Tartikoff, Esq. Calvert Group, Ltd. 4550 Montgomery Ave. Suite 1000N Bethesda, MD 20814 (Name and Address of Agent for Service)

Approx. Date of Proposed Public Offering: September 18, 2009 (Date of Reorganization)

No filing fee is due for Registrant because of reliance on Section 24(f) of the Investment Company Act of 1940.

This Pre-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-159446), filed on June 4, 2009.

This Pre-Effective Amendment is being filed solely for the purpose to file the opinion of counsel as Exhibit No. 11 to this Registration Statement on Form N-14.

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The registrant hereby amends this registration statement on such date as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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The Calvert Fund

PART C. OTHER INFORMATION

Item 15. Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 16. Exhibits

1.	Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

2.	By-Laws incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

3.	Inapplicable.

4.	Agreement and Plan of Reorganization -- filed as exhibits to Prospectus/Proxy Statement and incorporated herein by reference.

5.	Instruments Defining Rights of Security Holders -- incorporated by reference to Exhibits (1) and (2).

6

Amended Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Schedule A to the Investment Advisory Agreement (New Vision Small Cap) incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.  Form of Amended Schedule A (Long-Term Income Fund) incorporated by reference to Registrant's Post-Effective Amendment No.47, dated April 2, 2004, accession number 0000701039-04-000007.  Addendum to Investment Advisory Agreement Schedule A (Ultra-Short Floating Income Fund) incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016.  Investment Advisory Agreement Addendum to Schedule A (Income and Short Duration Income Funds, Class Y) incorporated by reference to Registrant's Post-Effective Amendment No.61, dated December 31, 2007, accession number 0000701039-07-000032.  Addendum to Investment Advisory Agreement Schedule A (Calvert Government Fund), incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. Addendum to Investment Advisory Agreement (fee cap), incorporated by reference to Registrant's Post-Effective Amendment No.65, dated January 30, 2009, accession number 0000701039-09-000004. Addendum to Investment Advisory Agreement Schedule A (Short-Term Government and High Yield Bond), incorporated by reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

7

Underwriting (Distribution) Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Underwriting (Distribution) Schedules I, II, & III incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016.  Addendum to Schedules II and III incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Underwriting (Distribution) Agreement Addendum to Schedules II and III incorporated by reference to Registrant's Post-Effective Amendment No.61, dated December 31, 2007, accession number 0000701039-07-000032. Underwriting (Distribution) Agreement Addendum to Schedules II and III, incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. . Underwriting (Distribution) Agreement Addendum to Schedules II and III, reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

8.	Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

9.	Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 41, dated January 29, 2001, accession number 0000701039-01-000002.

10.1

Plan of Distribution for Class A incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Plan of Distribution Schedule A for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 55, dated January 30, 2006, accession number 0000701039-06-000002. Plan of Distribution Addendum to Schedule A for Class A incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016. Plan of Distribution Addendum to Schedule A for Class A, incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. Plan of Distribution Addendum to Schedule A for Class A, reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

10.2

Plan of Distribution for Class B & C incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Plan of Distribution Schedule A for Class B & C incorporated by reference to Registrant's Post-Effective Amendment No. 55, dated January 30, 2006, accession number 0000701039-06-000002. Plan of Distribution Addendum to Schedule A for Class C incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016. Plan of Distribution Addendum to Schedule A for Class C, incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. Plan of Distribution Addendum to Schedule A for Class C, reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

11.	Opinion of Counsel, filed herewith.

12.	Opinion and Consent of Counsel on Tax Matters, incorporated by reference to Registrant's Pre-Effective Amendment No.1 to Form N-14, dated June 4, 2009, accession number 0000701039-09-000011.

13.	Amended Master Transfer Agency Agreement and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No.62, dated January 31, 2008, accession number 0000701039-08-000001.

14.1	Consent of Independent Auditors, incorporated by reference to Registrant's Pre-Effective Amendment No.1 to Form N-14, dated June 4, 2009, accession number 0000701039-09-000011.

15.	Inapplicable.

16.	Power of Attorney forms, incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030.

17.1	Form of Proxy Card -- filed herewith.
17.2

Amended and Restated Rule 18f-3 Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No.65, dated January 30, 2009, accession number 0000701039-09-000004. Rule 18f-3 Multiple Class Plan Addendum, reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

17.3

Code of Ethics for Advisor (Calvert Asset Management Company, Inc.) incorporated by reference to Registrant's Post-Effective Amendment No. 62, dated January 31, 2008, accession number 0000701039-08-000001.

17.4

Code of Ethics for Sub-Adviser (Bridgeway Capital Management, Inc.) incorporated by reference to Registrant's Post-Effective Amendment No. 63, dated June 13, 2008, accession number 0000701039-08-000011.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Bethesda and State of Maryland, on the 9th day of June 2009.

THE CALVERT FUND

By:
________________**_____________
Barbara J. Krumsiek
President and Trustee

As required by the Securities Act of 1933, this registration statement has been signed below on the 9th day of June 2009 by the following persons in the capacities indicated.

Signature	Title

__________**____________ Barbara J. Krumsiek	President and Trustee (Principal Executive Officer)

__________**____________ Ronald M. Wolfsheimer	Treasurer (Principal Accounting Officer)

__________**____________ Richard L. Baird, Jr.	Trustee

__________**____________ Douglas E. Feldman	Trustee

__________**____________ John G. Guffey, Jr.	Trustee

__________**____________ M. Charito Kruvant	Trustee

__________**____________ Arthur J. Pugh	Trustee

__________**____________ David R. Rochat	Trustee

__________**____________ D. Wayne Silby	Trustee

**By: /s/ Lancelot A. King

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               Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms, incorporated by reference to Registrant's Post-Effective Amendment No. 64, dated October 9, 2008, accession number 0000701039-08-000030.